Borrowings And Debentures Details of borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 14,784,706	₩ 18,769,515	$ 13,850,880
Present value discount
Disclosure of detailed information about borrowings [Line Items]
Total	(165)	(667)
Borrowings in local currency
Disclosure of detailed information about borrowings [Line Items]
Total	7,084,848	7,056,238
Borrowings from The BOK | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 1,404,087	₩ 1,598,553
Lenders	The BOK	The BOK
Borrowings from The BOK | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.50%	0.50%	0.50%
Borrowings from The BOK | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.80%	0.80%	0.80%
Small Enterprise And Market Service and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 1,723,340
Lenders	Small Enterprise And Market Service and others
Small Enterprise And Market Service and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%		0.00%
Small Enterprise And Market Service and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.90%		2.90%
Small and Medium Business Corporation and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total		₩ 1,534,807
Lenders		Small and Medium Business Corporation and others
Small and Medium Business Corporation and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.00%
Small and Medium Business Corporation and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		3.50%
The Korea Development Bank and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 3,957,421
Lenders	The Korea Development Bank and others
The Korea Development Bank and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%		0.00%
The Korea Development Bank and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	3.20%		3.20%
Seoul Metropolitan Government and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total		₩ 3,922,878
Lenders		Seoul Metropolitan Government and others
Seoul Metropolitan Government and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.00%
Seoul Metropolitan Government and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		3.80%
Borrowings in foreign currency
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 7,024,836	₩ 7,755,365
The Export-Import BOK and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 6,996,551	₩ 7,737,237
Lenders	The Export-Import BOK and others	The Export-Import BOK and others
The Export-Import BOK and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
The Export-Import BOK and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	6.80%	5.20%	6.80%
Commonwealth Bank | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 28,285
Lenders	Commonwealth Bank
Commonwealth Bank | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.80%		1.80%
Wells Fargo | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total		₩ 18,128
Lenders		Wells Fargo
Wells Fargo | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		1.40%
Bills sold | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 36,953	₩ 26,895
Lenders	Others	Others
Bills sold | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
Bills sold | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.20%	1.60%	1.20%
Call money | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 635,061	₩ 1,926,779
Lenders	Bank and others	Bank and others
Call money | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.50%	0.00%	1.50%
Call money | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.70%	5.10%	2.70%
Bonds sold under repurchase agreements | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 3,173	₩ 2,004,905
Lenders	Other financial institutions	Other financial institutions
Bonds sold under repurchase agreements | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.60%	0.00%	0.60%
Bonds sold under repurchase agreements | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	12.70%	4.50%	12.70%